DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

Delaware Limited-Term Diversified Income Fund (the “Fund”)

Supplement to the Fund’s Statement of Additional Information
dated April 29, 2016

The following information replaces the section of the Fund's Statement of Additional Information entitled "Portfolio Managers —Other Accounts Managed”:

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of Dec. 31, 2015 unless otherwise noted. Any accounts managed in a personal capacity appear under "Other Accounts" along with the other accounts managed on a professional basis. The personal account information is current as of June 30, 2015.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Roger A. Early
Registered Investment Companies	15	$23.1 billion	0	$0
Other Pooled Investment Vehicles	4	$654.1 million	0	$0
Other Accounts	52	$6.3 billion	0	$0
Paul Grillo
Registered Investment Companies	16	$21.9 billion	0	$0
Other Pooled Investment Vehicles	10	$1.0 billion	0	$0
Other Accounts	21	$972.8 million	0	$0
Brian C. McDonnell
Registered Investment Companies	6	$11.9 billion	0	$0
Other Pooled Investment Vehicles	10	$1.0 billion	0	$0
Other Accounts	65	$4.6 billion	0	$0
Adam H. Brown
Registered Investment Companies	13	$12.5 billion	0	$0
Other Pooled Investment Vehicles	5	$993.1 million	2	$518.3 million
Other Accounts	14	$736.3 million	0	$0
Christopher M. Testa
Registered Investment Companies	17	$22.5 billion	0	$0
Other Pooled Investment Vehicles	11	$906.0 million	0	$0
Other Accounts	19	$2.0 billion	1	$618.2 million
John P. McCarthy*
Registered Investment Companies	10	$3.9 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*John P. McCarthy became portfolio manager of Delaware Diversified Income Fund in July 2016.  Information for Mr. McCarthy is as of June 30, 2016.

Please keep this Supplement for future reference.

This Supplement is dated August 1, 2016.